Goldman Sachs Mid Cap Growth Fund Expense Example - Service Shares [Member] - Goldman Sachs Mid Cap Growth Fund - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	$ 1,736